SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Risk free interest rate	2.62%	2.83%
Expected life (years)	5 years	5 years
Expected volatility	91.86%	89.86%
Dividend yield